Share Capital - Schedule of Authorized Share Capital (Details) (Parenthetical) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended			12 Months Ended
		Apr. 22, 2020	Mar. 16, 2020	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2020	Sep. 21, 2020
Statement Line Items [Line Items]
Shares issued to settle payables, shares					670,974	670,974	671,000 [1]
Shares issued to settle payables	[1]						$ 1,738
Other expenses				$ 196
Debentures [Member]
Statement Line Items [Line Items]
Value of common shares issued							588
Globex Agreement [Member]
Statement Line Items [Line Items]
Number of common shares issued								65,657
Sprott Private Resource Lending II [Member]
Statement Line Items [Line Items]
Credit facility loan amount			$ 6,000
Credit facility interest rate			10.00%
Number of common stock issued for credit facility			107,291
Canadian Dollars [Member]
Statement Line Items [Line Items]
Shares issued to settle payables					$ 2,098	$ 2,098
Other expenses				$ 261
Canadian Dollars [Member] | Debentures [Member]
Statement Line Items [Line Items]
Value of common shares issued							754
Canadian Dollars [Member] | Globex Agreement [Member]
Statement Line Items [Line Items]
Value of common shares issued								325
Cash payment								$ 100
Otis Gold Corp [Member] | Canadian Dollars [Member]
Statement Line Items [Line Items]
Price per share		$ 2.85
Otis Gold Corp [Member] | Exchange Ratio [Member]
Statement Line Items [Line Items]
Price per share		$ 0.046
Shares issued during the period for acquisition		8,130,630

[1]	During the second and third quarters of 2020, the Company issued 670,974 common shares in settlement of certain Otis transaction costs and Mexican trade payables totaling C$2,098, as approved by the TSX. An amount of $196 (C$261) was recorded in other expenses to reflect the difference between the market value of the common shares issued and the carrying amount of the payables settled.